Kinetics Multi-Disciplinary Fund (Third Prospectus Summary) | Kinetics Multi-Disciplinary Fund
THE MULTI-DISCIPLINARY FUND
Investment Objectives
The investment objective of the Multi-Disciplinary Fund is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)
Kinetics Multi-Disciplinary Fund Institutional Class	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kinetics Multi-Disciplinary Fund Institutional Class
Management Fees	[1]	1.25%
Distribution (Rule 12b-1) Fees		none
Shareholder Servicing Fees		0.20%
Other Operating Expenses		0.89%
Other Expenses		1.09%
Total Annual Fund Operating Expenses	[2]	2.34%
Less: Fee Waiver	[3]	1.04%
[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Multi-Disciplinary Fund's operating expenses and does not include 0.01% attributed to AFFE.
[3]	The Investment Adviser has contractually agreed to reimburse the Multi-Disciplinary Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2013. In addition, the Investment Adviser to the Multi-Disciplinary Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.29%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the
Multi-Disciplinary Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Kinetics Multi-Disciplinary Fund Institutional Class	132	631	1,156	2,596

Portfolio Turnover.
The Multi-Disciplinary Portfolio pays transaction costs,such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary
Portfolio's, and therefore the Multi-Disciplinary Fund's, performance. During the most recent fiscal year, the Multi-Disciplinary Portfolio's portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategy
The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics
Portfolios Trust. "Total Return" sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio's investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income, components, including fixed-income ETFs, and derivatives components. Under normal circumstances, the
Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade ("junk" bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 95% of its net assets in selling equity put options. The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary
Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Portfolio's positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable
Securities and Exchange Commission ("SEC") requirements.

The Investment Adviser uses a bottom-up approach in managing the
Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company's current valuation and earning potential and assesses the company's competitive positioning. The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the
Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade
Multi-Disciplinary Portfolio securities.
Principal Investment Risks
The Multi-Disciplinary Portfolio's investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary
Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Derivatives Risks: The Multi-Disciplinary Portfolio's investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the
   Multi-Disciplinary Portfolio. To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary
   Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
   Multi-Disciplinary Portfolio's, and therefore the Multi-Disciplinary Fund's, investment objective.

o  Liquidity Risks: The Multi-Disciplinary Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio's shares, and therefore the Multi-Disciplinary Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Management Risk: There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Multi-Disciplinary Fund may be appropriate for investors who:

o  wish to invest for the long-term; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the
Multi-Disciplinary Fund's returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the
Multi-Disciplinary Fund's performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund's average annual returns, before and after taxes (after taking into account any sales charges)
compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500
BuyWrite Index (the "BXM Index") and the CBOE S&P 500 PutWrite Index (the "PUT
Index"), that reflect the strategies employed by the Investment Adviser. The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the
Multi-Disciplinary Portfolio will perform in the future. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Multi-Disciplinary Fund - Institutional Class Calendar Year Returns as of 12/31

Best Quarter: 2009 Q2 10.39% Worst Quarter: 2011 Q3 -12.27%
The Multi-Disciplinary Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Multi-Disciplinary Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
Institutional Class	The Multi-Disciplinary Fund (KMDYX) Institutional Return Before Taxes	0.42%	3.74%	Feb. 11, 2008
Institutional Class After Taxes on Distributions	The Multi-Disciplinary Fund (KMDYX) Institutional Return After Taxes on Distributions	(0.97%)	2.56%	Feb. 11, 2008
Institutional Class After Taxes on Distributions and Sales	The Multi-Disciplinary Fund (KMDYX) Institutional Return After Taxes on Distributions and Sale of Fund Shares	0.32%	2.52%	Feb. 11, 2008
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%			0.62%	Feb. 11, 2008
BXM Index	BXM Index (reflects no deductions for fees, expenses or taxes)	5.72%			1.77%	Feb. 11, 2008
PUT Index	PUT Index (reflects no deductions for fees, expenses or taxes)	6.17%			4.26%	Feb. 11, 2008

[1]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.